SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES
Classification	Useful Life
Equipment	3 years

Classification	Useful Life
Equipment	3 years

SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNING PER SHARE

The table below presents the computation of basic and diluted earnings per share for the three and nine month ended September 30, 2021 and for the period from January 2, 2020 (inception) to September 30, 2020:

	For the three months ended September 30, 2021	For the three months ended September 30, 2020	For the nine months ended September 30, 2021	For the period from January 2, 2020 (inception) to September 30, 2020
Numerator:
Net loss	$(5,401,961)	$(685,762)	$(18,510,882)	$(1,668,971)
Denominator:
Weighted average common shares outstanding—basic	95,794,954	92,623,286	94,621,148	92,623,386
Dilutive common stock equivalents	-	-	-	-
Weighted average common shares outstanding—diluted	95,794,954	92,623,286	94,621,148	92,623,386
Net loss per share:
Basic	$(0.06)	$(0.01)	$(0.20)	$(0.02)
Diluted	$(0.06)	$(0.01)	$(0.20)	$(0.02)

The table below presents the computation of basic and diluted earnings per share for the period from January 2, 2020 (inception) to December 31, 2020:

For the period from January 2, 2020 (inception) to December 31, 2020
Numerator:
Net loss	$(2,577,721)
Denominator:
Weighted average common shares outstanding—basic	52,099,680
Dilutive common stock equivalents	-
Weighted average common shares outstanding—diluted	52,099,680
Net loss per share:
Basic	$(0.050)
Diluted	$(0.050)